Note 5 - Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued litigation	$ 130,000	$ 447,500	$ 0
Accrued compensation	1,116,000	864,900	668,700
Accrued consulting and outside services	$ 420,000	361,000	212,900
Total		$ 1,673,400	$ 881,600